Note 11 - Interest Expense and Other - Schedule of Interest Expense and Other Nonoperating Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of premiums (accretion of discounts) on marketable securities, net	$ (170)	$ (41)	$ (441)	$ (229)	$ (474)	$ 778
Convertible note issuance costs					0	474
Loss on disposal of assets					111	0
Realized loss on instrument-specific credit risk					46	0
Expected credit losses	20	0	34	0	35	0
Realized loss on redemption of marketable securities					0	77
Common Stock Purchase Agreement costs					0	29
Other	94	5	34	17	34	21
Interest expense and other	$ (56)	$ 11	$ (373)	$ (165)	$ (248)	$ 1,379